Convertible Notes Payable	12 Months Ended
Jul. 31, 2014
Convertible Notes Payable [Abstract]
Convertible Notes Payable

Note 6. Convertible Notes Payable

Convertible notes payable due to Vista View Ventures Inc. consisted of the following at July 31:

	July 31, 2014	July 31, 2013
Convertible note payable in the original principal amount of $167,075, issued March 31, 2013 and due March 31, 2015, bearing interest at 10% per year, convertible into common stock at a rate of $0.02 per share	$—	$167,075
Convertible note payable in the original principal amount of $516,920, issued October 31, 2013 and due October 31, 2015, bearing interest at 10% per year, convertible into common stock at a rate of $0.02 per share	424,415	—
Convertible note payable in the original principal amount of $83,265, issued November 30, 2013 and due November 30, 2015, bearing interest at 10% per year, convertible into common stock at a rate of $0.01 per share	83,265	—
Convertible note payable in the original principal amount of $117,719, issued January 1, 2014 and due January 1, 2016, bearing interest at 10% per year, convertible into common stock at a rate of $0.01 per share	117,719	—
Convertible note payable in the original principal amount of $401,075, issued July 31, 2014 and due July 31, 2016, bearing interest at 10% per year, convertible into common stock at a rate of $0.01 per share	401,075	—
Total convertible notes payable	1,026,474	167,075

Less: discount on noncurrent convertible notes payable	(955,723)	(139,153)
Long-term convertible notes payable, net of discount	$70,751	$27,922

All principal along with accrued interest is payable on the maturity date. The notes are convertible into common stock at the option of the holder.

Convertible notes issued

During the year ended July 31, 2014, the Company signed convertible promissory notes of $1,118,979 in total with Vista View Ventures Inc., which refinanced non-interest bearing advances. These notes are payable at maturity and bear interest at 10% per annum. The holder of the notes may not convert the convertible promissory note into common stock if that conversion would result in the holder owing more than 4.99% of the number of shares of common stock outstanding on the conversion date. The convertible promissory notes are convertible into common stock at rates of between $0.02 and $0.01 per share at the option of the holder.

Date Issued	Maturity Date	Interest Rate	Conversion Rate Per Share	Amount of Note
October 31, 2013	October 31, 2015	10%	$0.02	$516,920
November 30, 2013	November 30, 2015	10%	0.01	83,265
January 31, 2014	January 31, 2016	10%	0.01	117,719
July 31, 2014	July 31, 2016	10%	0.01	401,075
Total				$1,118,979

The Company evaluated the terms of the new notes in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity's Own Stock and determined that the underlying common stock is indexed to the Company's common stock. The Company determined that the conversion features did not meet the definition of a liability and therefore did not bifurcate the conversion feature and account for it as a separate derivative liability. The Company evaluated the conversion feature for a beneficial conversion feature. The effective conversion price was compared to the market price on the date of the note and was deemed to be less than the market value of underlying common stock at the inception of the note. Therefore, the Company recognized discounts for beneficial conversion features on their respective issue dates in the amounts of $516,920, $83,265, $117,719 and $401,075. The discount is amortized over the life of the notes using the effective interest method. The Company amortized $302,409 of the discount on the convertible notes payable to interest expense during the year ended July 31, 2014.

Conversions

During year ended July 31, 2014, the holders of the convertible note payable dated March 31, 2013 converted $167,075 of principal and $18,864 of accrued interest into 9,291,774 shares of common stock. Also, during the year ended July 31, 2014, the holders of the convertible note payable dated October 31, 2013 converted $92,505 of principal and $37,391 of accrued interest into 6,500,000 shares of common stock. On the conversion dates, the unamortized discount related to the beneficial conversion feature was amortized to interest expense.